Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment	Jun. 30, 2024
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	30 years
Machinery equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Minimum [Member] | Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	4 years
Minimum [Member] | Tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Minimum [Member] | Electronic devices [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Maximum [Member] | Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Maximum [Member] | Tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Maximum [Member] | Electronic devices [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years